Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital stock [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Financial statements translation differences of foreign operations [member] TWD ($)	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)	Equity directly related to non-current assets held for sale [member] TWD ($)	Treasury shares [member] TWD ($)
Beginning Balance at Dec. 31, 2022	$ 24,639,260		$ 7,272,401	$ 6,055,773	$ 2,575,987	$ 8,506,816	$ (17,369)	$ 245,652
Profit for the year	1,967,565					1,967,565
Other comprehensive income (loss)	(170,976)					8,947	16,713	(153,542)	$ (43,094)
Total comprehensive income for the year	1,796,589					1,976,512	16,713	(153,542)	(43,094)
Appropriation of prior year's earnings:
Legal reserve					354,986	(354,986)
Cash dividends	(1,672,652)					(1,672,652)
Ending Balance at Dec. 31, 2023	24,763,197		7,272,401	6,055,773	2,930,973	8,455,690	(656)	92,110	(43,094)
Profit for the year	1,439,536					1,439,536
Other comprehensive income (loss)	109,617					45,264	18,347	2,912	43,094
Total comprehensive income for the year	1,549,153					1,484,800	18,347	2,912	$ 43,094
Appropriation of prior year's earnings:
Legal reserve					190,237	(190,237)
Cash dividends	(1,309,032)					(1,309,032)
Disposal of investments in equity instruments at fair value through other comprehensive income						2,861		(2,861)
Ending Balance at Dec. 31, 2024	25,003,318		7,272,401	6,055,773	3,121,210	8,444,082	17,691	92,161
Profit for the year	550,635	$ 17,553				550,635
Other comprehensive income (loss)	83,934	2,676				50,236	(11,732)	45,430
Total comprehensive income for the year	634,569	20,229				600,871	(11,732)	45,430
Appropriation of prior year's earnings:
Legal reserve					146,812	(146,812)
Cash dividends	(872,688)					(872,688)
Disposal of investments in equity instruments at fair value through other comprehensive income						48		(48)
Purchase of treasury shares	(943,867)									$ (943,867)
Cancellation of treasury shares			(227,170)	(225,738)		(234,020)				686,928
Treasury shares transferred to employees	165,780			36,956						128,824
Ending Balance at Dec. 31, 2025	$ 23,987,112	$ 764,651	$ 7,045,231	$ 5,866,991	$ 3,268,022	$ 7,791,481	$ 5,959	$ 137,543		$ (128,115)